RELATED PARTIES - Schedule of Transactions and Outstanding Balances Related to Key Management Personnel (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
RELATED PARTIES - Schedule of Transactions and Outstanding Balances Related to Key Management Personnel (Details) [Line Items]
Loan to/(repayment from) a shareholder	$ 541,269	$ (1,514,364)
Payment made on behalf of a shareholder by the Company/(payment made on behalf of the Company by a shareholder and amount due to a shareholder)	246,079	$ (4,295)
Related Parties [Member]
RELATED PARTIES - Schedule of Transactions and Outstanding Balances Related to Key Management Personnel (Details) [Line Items]
Loan to/(repayment from) a shareholder	327,954		$ (245,962)
Payment made on behalf of a shareholder by the Company/(payment made on behalf of the Company by a shareholder and amount due to a shareholder)	$ 0		$ (245,111)